Reconciliation of liabilities arising from financing activities S/ in Thousands	12 Months Ended
Dec. 31, 2017 PEN (S/)
Subordinated bonds [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At January 1, 2017	S/ 5,498,009
New issues	29,953
Amortization of principal	(70,002)
Exchange difference	(177,027)
Changes in fair value	(39,137)
Others	5,593
At December 31, 2017	5,247,389
Subordinated bonds [Member] | Amortized Cost
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At January 1, 2017	616,020
New issues	29,953
Amortization of principal	(70,002)
Exchange difference	(10,382)
Changes in fair value	0
Others	(140)
At December 31, 2017	565,449
Subordinated bonds [Member] | Fair value
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At January 1, 2017	4,881,989
New issues	0
Amortization of principal	0
Exchange difference	(166,645)
Changes in fair value	(39,137)
Others	5,733
At December 31, 2017	4,681,940
Hedge of fair value
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At January 1, 2017	(77,508)
New issues	0
Amortization of principal	0
Exchange difference	2,512
Changes in fair value	39,250
Others	1,456
At December 31, 2017	S/ (34,290)